Acquisitions (Details)	12 Months Ended							1 Months Ended						12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Feb. 05, 2010 USD ($)	Jul. 31, 2012 WDS [Member] USD ($)	Jul. 31, 2012 WDS [Member] GBP (£)	Feb. 29, 2012 R.K. Dixon [Member] USD ($)	Dec. 31, 2011 MBM [Member] USD ($)	Nov. 30, 2011 Breakaway [Member] USD ($)	Sep. 30, 2011 Symcor Inc [Member] USD ($)	Jul. 31, 2011 Education Sales and Marketing [Member] USD ($)	Apr. 30, 2011 Unamic HCN Member USD ($)	Feb. 28, 2011 Concept Group [Member] USD ($) locations customers	Oct. 31, 2010 TMS Health [Member] USD ($)	Jul. 31, 2010 ExcellerateHRO [Member] USD ($)	Dec. 31, 2012 Current year minus one [Member] USD ($)	Dec. 31, 2011 Current year minus one [Member] USD ($)	Dec. 31, 2012 Current year minus two [Member] [Member] USD ($)	Dec. 31, 2011 Current year minus two [Member] [Member] USD ($)	Dec. 31, 2010 Current year minus two [Member] [Member] USD ($)	Feb. 28, 2010 ACS Member	Dec. 31, 2010 ACS Member USD ($)	Feb. 05, 2010 ACS Member USD ($)	Dec. 31, 2012 Document Technology Segment [Member] USD ($) businesses	Dec. 31, 2011 Document Technology Segment [Member] USD ($) businesses	Dec. 31, 2010 Document Technology Segment [Member] USD ($) businesses	Dec. 31, 2012 Services Segment [Member] USD ($) businesses	Dec. 31, 2011 Services Segment [Member] USD ($) businesses	Dec. 31, 2010 Services Segment [Member] USD ($) businesses	Dec. 31, 2012 Customer relationships [Member] USD ($)	Dec. 31, 2012 Trademarks [Member] USD ($)	Dec. 31, 2012 Noncompete agreements [Member] USD ($)	Dec. 31, 2012 Software [Member] USD ($)
Schedule of Business Acquisitions, by Acquisition [Line Items]
Number of Businesses Acquired (in businesses)																						3	7	2	4	3	1
Business Acquisitions, Cost of Acquired Entity, Immaterial Acquisitions																						$ 62,000,000	$ 21,000,000	$ 50,000,000	$ 61,000,000	$ 25,000,000	$ 12,000,000
Acquisition Total Revenue in Current Year	162,000,000
Business acquisitions purchase price allocation, goodwill exptected tax deductible, percentage	50.00%
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life																												8 years 0 months 0 days	19 years 0 months 0 days	4 years 0 months 0 days	5 years 0 months 0 days
Accounts/finance receivables	51,000,000
Intangible assets																					3,000,000,000							40,000,000	22,000,000	5,000,000	10,000,000
Goodwill	184,000,000																				5,100,000,000
Other assets	29,000,000
Total Assets Acquired	341,000,000
Liabilities assumed	65,000,000
Total Purchase Price	276,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price			95,000,000	60,000,000	58,000,000	42,000,000	18,000,000	(35,000,000)	43,000,000	55,000,000	41,000,000	48,000,000	125,000,000								8,800,000,000
Contingent consideration potential cash payment	55,000,000						25,000,000
Contingent consideration recorded at acquisition date							18,000,000
Contingent consideration fair value							36,000,000
Acquisition purchase price assets acquired								17,000,000
Acquisition cost of acquired entity liabilities assumed								52,000,000
Assumed liabilities customer contracts amortizable life (in years)								2 years 0 months 0 days
Number of Locations (in locations)											9
Acquired customers (in customers)											3,000
Prior years aggregate acquisition revenue														397,000,000	177,000,000	323,000,000	318,000,000	140,000,000
Contingent consideration accrued	32,000,000
Date of acquisition																			Feb. 05, 2010
Cost of acquired entity cash paid																					6,500,000,000
Xerox shares after converting from ACS shares, at acquisition (in shares)																					4.935
Acquisition cash paid per share (in dollars per share)																					$ 18.60
Preferred stock aggregate fair value		349,000,000																			349,000,000
Share based compensation options granted acquisition ACS																					222,000,000
Debt assumed and repaid																					1,700,000,000
Debt assumed and not repaid																					600,000,000
Acquisition pro forma revenue																				22,252,000,000
Acquisition pro forma net income (loss)																				$ 592,000,000
Acquisition pro forma EPS, Diluted																				$ 0.41